UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5739

Name of Fund: MuniEnhanced Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniEnhanced
        Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 01/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments

MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2004                    (in Thousands)

                        S&P      Moody's   Face
State                   Ratings  Ratings   Amount    Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.3%         NR*      Aaa       $ 1,000   University of Arkansas, University Construction Revenue Bonds        $   1,024
                                                     (UAMS Campus), Series B, 5% due 11/01/2034 (f)
------------------------------------------------------------------------------------------------------------------------------------
California - 27.2%      AAA      Aaa         9,000   Alameda Corridor Transportation Authority, California, Capital           6,328
                                                     Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A,
                                                     5.62%** due 10/01/2012(a)
                        AAA      Aaa         6,000   Alameda Corridor Transportation Authority, California, Revenue           4,174
                                                     Refunding Bonds, Subordinated Lien, Series A , 5.57%**
                                                     due 10/01/2012(a)
                        AAA      Aaa         5,000   Anaheim, California, Public Financing Authority, Lease Revenue           6,078
                                                     Bonds (Public Improvements Project), Senior-Series A, 6%
                                                     due 9/01/2024(d)
                                                     California State Department of Water Resources, Power Supply
                                                     Revenue Bonds, Series A:
                        BBB+     A2          1,240       5.375% due 5/01/2022                                                 1,339
                        AAA      Aaa         1,800       5.375% due 5/01/2022(f)                                              1,965
                                                     California State, GO, Refunding:
                        A        A3          3,000       5.25% due 9/01/2026                                                  3,156
                        AAA      Aaa         6,000       5.25% due 2/01/2030(f)                                               6,329
                        A        A3          5,000       5.125% due 6/01/2031                                                 5,122
                        AAA      NR*         2,200   California State, GO, Refunding, ROLS, Series II-R-272, 8.648%           2,388
                                                     due 2/01/2033(h)(j)
                        A        A3          8,490   California State, Various Purpose, GO, 5.50% due 11/01/2033              9,106
                                                     Golden State Tobacco Securitization Corporation of California,
                                                     Tobacco Settlement Revenue Bonds, Series B:
                        A-       Baa1        3,805       5.60% due 6/01/2028                                                   3998
                        AAA      Aaa         2,200       5.50% due 6/01/2033(c)                                                2376
                        AAA      Aaa         1,400       5.625% due 6/01/2033(c)                                               1530
                        AAA      Aaa         5,000       5% due 6/01/2038(a)                                                  5,094
                        AAA      Aaa         6,800       5.625% due 6/01/2038(k)                                              7,405
                        AAA      Aaa        10,000       5.50% due 6/01/2043(b)                                              10,802
                        AAA      Aaa         2,835       5.50% due 6/01/2043(c)                                               3,056
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniEnhanced Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
ROLS       Reset Option Longs
S/F        Single-Family

MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

                        S&P      Moody's   Face
State                   Ratings  Ratings   Amount    Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
California (concluded)  AAA      Aaa       $ 5,000   Norco, California, Redevelopment Agency, Tax Allocation Refunding    $   5,183
                                                     Bonds (Norco Redevelopment Project-Area Number 1), 5.125%
                                                     due 3/01/2030(f)
                        AAA      Aaa         1,750   Poway, California, Redevelopment Agency, Tax Allocation Refunding        1,808
                                                     Bonds (Paguay Redevelopment Project), 5.125% due 6/15/2033(a)
                        AAA      Aaa         6,145   Stockton, California, Public Financing Authority, Lease Revenue          6,403
                                                     Bonds (Parking & Capital Projects), 5.125% due 9/01/2030(b)
------------------------------------------------------------------------------------------------------------------------------------
Colorado - 10.3%                                     Boulder County, Colorado, Hospital Development Revenue Bonds
                                                     (Longmont United Hospital Project)(j):
                        AA       Baa2        2,705       5.60% due 12/01/2015                                                 2,945
                        AA       Baa2        2,135       5.75% due 12/01/2020                                                 2,354
                                                     Colorado HFA, Revenue Bonds, AMT:
                        NR*      Aa2         2,375       DRIVERS, Series 251, 11.514% due 4/01/2030(h)                        2,530
                        NR*      Aa2           235       (S/F Program), Senior Series A-1, 7.40% due 11/01/2027                 244
                        NR*      Aa2         1,085   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior         1,124
                                                     Series A-2, 7.50% due 4/01/2031
                                                     Colorado Health Facilities Authority Revenue Bonds, Series A:
                        AA       Aa2         1,200       (Catholic Health Initiatives), 5.50% due 3/01/2032                   1,259
                        AA       NR*         1,200       (Catholic Retirement Communities Inc.), 5.50% due 12/01/2027(j)      1,273
                        AA       NR*           675       (Catholic Retirement Communities Inc.), 5.50% due 12/01/2033(j)        712
                        AAA      Aaa         4,280   Colorado Water Resource Power Development Authority, Clean Water         4,982
                                                     Revenue Bonds, Series A, 6.25% due 9/01/2016
                        AAA      Aaa         2,000   Denver, Colorado, City and County Airport Revenue Refunding Bonds,       2,232
                                                     AMT, Series A, 6% due 11/15/2018(a)
                        AAA      Aaa         5,450   El Paso County, Colorado, School District Number 49, Falcon, GO,         6,465
                                                     Series A, 6% due 12/01/2018(d)
                                                     Northwest Parkway, Colorado, Public Highway Authority Revenue
                                                     Bonds:
                        AAA      Aaa         9,450       Capital Appreciation Revenue Bonds, Senior Convertible,              7,308
                                                         Series C, 5.33%** due 6/15/2011(d)
                        AAA      Aaa         1,900       Series A, 5.50% due 6/15/2021(a)                                     2,123
------------------------------------------------------------------------------------------------------------------------------------
Florida - 0.8%          NR*      Aaa         2,500   Escambia County, Florida, Health Facilities Authority, Health            2,562
                                                     Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%
                                                     due 7/01/2020(a)
------------------------------------------------------------------------------------------------------------------------------------
Georgia - 9.8%          AAA      Aaa        18,655   Atlanta, Georgia, Airport General Revenue Refunding Bonds,              19,786
                                                     Series B, 5.25% due 1/01/2033(d)
                        AAA      Aaa         3,500   Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25%             3,701
                                                     due 1/01/2035(b)
                        AAA      Aaa         7,725   Georgia Municipal Electric Authority, Power Revenue Refunding           10,379
                                                     Bonds, Series EE, 7% due 1/01/2025(a)
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 20.8%        NR*      Aaa         5,125   Chicago, Illinois, Board of Education, GO, RIB, Series 467, 9.47%        6,277
                                                     due 12/01/2027(a)(h)
                        AAA      Aaa         3,750   Chicago, Illinois, Gas Supply Revenue Refunding Bonds (People's          3,911
                                                     Gas Light & Coke), Series A, 6.10% due 6/01/2025(a)
                                                     Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                                                     3rd Lien, AMT, Series B-2:
                        AAA      Aaa         5,670       5.75% due 1/01/2023(d)                                               6,220
                        AAA      Aaa         2,500       6% due 1/01/2029(c)                                                  2,769

MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

                        S&P      Moody's   Face
State                   Ratings  Ratings   Amount    Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Illinois (concluded)    AAA      NR*       $ 4,550   Chicago, Illinois, O'Hare International Airport Revenue Refunding    $   5,471
                                                     Bonds, DRIVERS, AMT, Series 250, 9.409% due 1/01/2021(f)(h)
                        AAA      Aaa         3,000   Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%          3,279
                                                     due 11/15/2026(a)
                        AAA      Aaa         2,240   Cook County, Illinois, Community College District No. 508, Chicago,      2,549
                                                     COP, Refunding, 8.75% due 1/01/2007(b)
                        AAA      Aaa         3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds            3,233
                                                     (Servantcor Project), Series A, 6.375% due 8/15/2006(d)(g)
                                                     Illinois Sports Facilities Authority, State Tax Supported Revenue
                                                     Bonds(a):
                        AAA      Aaa        21,120       5.399%** due 6/15/2010                                              16,560
                        AAA      Aaa         4,500       5% due 6/15/2032                                                     4,609
                        AAA      Aaa         3,000   Metropolitan Pier and Exposition Authority, Illinois, Dedicated          3,420
                                                     State Tax Revenue Refunding Bonds (McCormick Place Expansion),
                                                     Series B, 5.75% due 6/15/2023(f)
                        AAA      Aaa        10,115   Regional Transportation Authority, Illinois, Revenue Bonds,             13,452
                                                     Series A, 7.20% due 11/01/2020(a)
------------------------------------------------------------------------------------------------------------------------------------
Indiana - 5.1%          AAA      Aaa         2,500   Brownsburg, Indiana, School Building Corporation, First Mortgage         2,767
                                                     Revenue Bonds (Brownsburg Community School), 5.55% due 2/01/2024(f)
                        AAA      Aaa         4,080   Hammond, Indiana, Multi-School Building Corporation, First               4,523
                                                     Mortgage Revenue Refunding Bonds, 6.125% due 7/15/2019(f)
                                                     Indiana Transportation Finance Authority, Highway Revenue Bonds,
                                                     Series A(b):
                        AAA      Aaa         4,250       5.25% due 6/01/2028                                                  4,520
                        AAA      Aaa         3,750       5.25% due 6/01/2029                                                  3,979
                        AAA      Aaa         1,500   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue        1,585
                                                     Bonds (Waterworks Project), Series A, 5.25% due 7/01/2033(f)
------------------------------------------------------------------------------------------------------------------------------------
Kansas - 1.1%                                        Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds
                                                     (Mortgage-Backed Securities Program), AMT(e):
                        NR*      Aaa         1,050       Series A-1, 6.875% due 12/01/2026                                    1,073
                        AAA      Aaa         1,755       Series A-1, 6.875% due 12/01/2026(f)                                 1,793
                        NR*      Aaa           765       Series A-2, 7.60% due 12/01/2031                                       798
------------------------------------------------------------------------------------------------------------------------------------
Louisiana - 4.0%        AAA      Aaa         6,000   Louisiana Local Government, Environmental Facilities, Community          6,914
                                                     Development Authority Revenue Bonds (Capital Projects and
                                                     Equipment Acquisition), Series A, 6.30% due 7/01/2030(a)
                        AAA      Aaa         5,150   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority,         5,451
                                                     Special Tax, Sub-Series A, 5.25% due 7/15/2028(a)
                        AAA      Aaa         1,400   Terrebonne Parish, Louisiana, Hospital Service District Number 1,        1,505
                                                     Hospital Revenue Bonds (Terrebonne General Medical Center Project),
                                                     5.50% due 4/01/2033(a)
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.2%    AAA      NR*         4,985   Massachusetts State Port Authority, Special Facilities Revenue           5,436
                                                     Bonds, DRIVERS, AMT, Series 501, 8.895% due 7/01/2009(a)(h)
                                                     Massachusetts State Special Obligation Dedicated Tax Revenue
                                                     Bonds(b):
                        AAA      Aaa         1,800       5.25% due 1/01/2028                                                  1,914
                        AAA      Aaa        10,000       5.25% due 1/01/2029                                                 10,589
------------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.4%         AAA      Aaa         6,200   Detroit, Michigan, Water Supply System Revenue Bonds, Series B,          6,537
                                                     5.25% due 7/01/2032(f)
                        AAA      Aaa         2,200   Michigan Higher Education Student Loan Authority, Student Loan           2,316
                                                     Revenue Refunding Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020(a)

MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

                        S&P      Moody's   Face
State                   Ratings  Ratings   Amount    Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Michigan (concluded)                                 Michigan State Strategic Fund, Limited Obligation Revenue
                                                     Refunding Bonds (Detroit Edison Company Project)(c):
                        AAA      Aaa       $ 1,150       5.45% due 9/01/2029                                              $   1,238
                        AAA      Aaa         1,300       AMT, Series A, 5.50% due 6/01/2030                                   1,374
                        AAA      Aaa         2,500       AMT, Series C, 5.65% due 9/01/2029                                   2,643
                        AAA      Aaa         4,300       AMT, Series C, 5.45% due 12/15/2032                                  4,495
------------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.8%      AAA      Aaa         2,400   Walnut Grove, Mississippi, Correctional Authority, COP, 6%               2,813
                                                     due 11/01/2009(a)(g)
------------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%         A+       NR*         1,700   Washington County, Nebraska, Wastewater Facilities Revenue Bonds         1,832
                                                     (Cargill Inc. Project), AMT, 5.90% due 11/01/2027
------------------------------------------------------------------------------------------------------------------------------------
Nevada - 8.2%           AA       NR*         3,100   Carson City, Nevada, Hospital Revenue Bonds, (Carson-Tahoe               3,277
                                                     Hospital Project), Series A, 5.50% due 9/01/2033(j)
                                                     Clark County, Nevada, Airport System Subordinate Lien Revenue
                                                     Bonds(b):
                        AAA      Aaa         1,500       Series A-2, 5% due 7/01/2030                                         1,536
                        AAA      Aaa         3,200       Series A-2, 5% due 7/01/2036                                         3,257
                        AAA      Aaa         2,000       Series B, 5.25% due 7/01/2034                                        2,082
                                                     Director of the State of Nevada, Department of Business and
                                                     Industry Revenue Bonds (Las Vegas Monorail Company Project), First
                                                     Tier(a):
                        AAA      Aaa           750       5.625% due 1/01/2032                                                   828
                        AAA      Aaa         3,280       5.375% due 1/01/2040                                                 3,400
                        AAA      Aaa        10,450   Washoe County, Nevada, Gas and Water Facilities Revenue Refunding       10,742
                                                     Bonds (Sierra Pacific Power Company), 6.30% due 12/01/2014(a)
                        AAA      Aaa         3,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra              3,106
                                                     Pacific Power Company), AMT, 6.65% due 6/01/2017(f)
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.3%    AAA      Aaa         7,390   New Hampshire Health and Education Facilities Authority Revenue          8,058
                                                     Bonds (Dartmouth-Hitchcock Obligation Group, 5.50% due 8/01/2027(d)
------------------------------------------------------------------------------------------------------------------------------------
New Jersey - 10.6%                                   New Jersey EDA, Cigarette Tax Revenue Bonds:
                        BBB      Baa2        3,250       5.50% due 6/15/2024                                                  3,323
                        AAA      Aa2         2,000       5.50% due 6/15/2024                                                  2,143
                        BBB      Baa2          700       5.50% due 6/15/2031                                                    704
                        BBB      Baa2        1,165       5.75% due 6/15/2034                                                  1,196
                                                     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A(f):
                        AAA      Aaa         2,600       5% due 7/01/2029                                                     2,695
                        AAA      Aaa         7,250       5.25% due 7/01/2031                                                  7,707
                        AAA      Aaa         5,200       5.25% due 7/01/2033                                                  5,524
                                                     New Jersey EDA, Revenue Bonds, ROLS(h):
                        AAA      NR*         5,000       Series II-R-309-1, 9.136% due 6/15/2024                              5,712
                        AAA      NR*         2,500       Series II-R-309-2, 9.136% due 6/15/2031                              2,811
                        A-1+     VMIG-1 +    4,800   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN,       4,800
                                                     Series C-3, 1.75% due 1/01/2024(d)(l)
------------------------------------------------------------------------------------------------------------------------------------

MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

                        S&P      Moody's   Face
State                   Ratings  Ratings   Amount    Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
New York - 9.8%                                      New York City, New York, GO, DRIVERS (h):
                        AAA      NR*       $ 1,500       Series 194, 9.461% due 2/01/2015(d)                              $   1,685
                        AAA      NR*         6,960       Series 356, 8.942% due 6/01/2011(c)                                  8,661
                                                     New York City, New York, GO, Refunding:
                        AAA      A2          3,890       Series A, 6.375% due 5/15/2010(b)                                    4,637
                        AAA      A2          2,745       Series A, 6.375% due 5/15/2013(b)                                    3,223
                        AAA      A2          1,620       Series A, 6.375% due 5/15/2014(b)                                    1,902
                        AAA      A2          1,675       Series A, 6.375% due 5/15/2015(b)                                    1,966
                        AAA      Aaa         2,000       Series L, 5.75% due 8/01/2013(c)                                     2,192
                        AAA      Aaa         3,290   New York City, New York, GO, Series E, 5.75% due 5/15/2018(c)            3,748
                        AAA      Aaa         5,400   Tobacco Settlement Financing Corporation of New York Revenue             5,813
                                                     Bonds, Series A-1, 5.25% due 6/01/2022(a)
------------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.8%             AAA      Aaa         2,500   North Canton, Ohio, City School District GO, 6.70%                       2,561
                                                     due 12/01/2004(a)(g)
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.9%     AAA      Aaa           600   Allegheny County, Pennsylvania, Sanitation Authority, Sewer                654
                                                     Revenue Bonds, 5.50% due 12/01/2030(f)
                        AAA      Aaa         5,500   Pennsylvania State Public School Building Authority, School Lease        5,639
                                                     Revenue Bonds (The School District of Philadelphia Project), 5%
                                                     due 6/01/2033(d)
                        AAA      Aaa         6,500   Philadelphia, Pennsylvania, Authority for Industrial Development,        7,288
                                                     Lease Revenue Bonds, Series B, 5.50% due 10/01/2020(d)
                        AAA      Aaa         4,500   Philadelphia, Pennsylvania, School District, GO, Series B, 5.625%        4,993
                                                     due 8/01/2020(b)
                        AAA      Aaa         1,750   Washington County, Pennsylvania, Capital Funding Authority Revenue       1,833
                                                     Bonds (Capital Projects and Equipment Program), 6.15%
                                                     due 12/01/2029(a)
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.6%     AAA      Aaa         4,345   Providence, Rhode Island, Public Building Authority, General             5,118
                                                     Revenue Bonds, Series A, 6.25% due 12/15/2020(d)
                        AAA      Aaa         3,355   Rhode Island State Economic Development Corporation, Airport             3,947
                                                     Revenue Bonds, Series B, 6.50% due 7/01/2015(b)
------------------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.8%   AA       Aa3         1,590   South Carolina Educational Facilities Authority for Private              1,713
                                                     Nonprofit Institutions Revenue Bonds (The Benedict College),
                                                     5.625% due 7/01/2031(j)
                        NR*      Aaa           890   South Carolina Housing Finance and Development Authority, Mortgage         905
                                                     Revenue Refunding Bonds, AMT, Series A-2, 5.875% due 7/01/2009(d)
------------------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.3%     AAA      Aaa         7,000   South Dakota State Health and Educational Facilities Authority,          7,980
                                                     Revenue Refunding Bonds, Series A, 7.625% due 1/01/2008(f)(g)
------------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.7%        AAA      Aaa         2,280   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program),          2,369
                                                     AMT, Series 1, 5.95% due 7/01/2012(f)
------------------------------------------------------------------------------------------------------------------------------------
Texas - 8.1%            AAA      Aaa         1,615   Bexar, Texas, Metropolitan Water District, Waterworks System             1,682
                                                     Revenue Refunding Bonds, 6.35% due 5/01/2025(f)
                                                     Dallas-Fort Worth, Texas, International Airport Revenue Bonds,
                                                     DRIVERS, AMT(h):
                        AAA      NR*         2,000       Series 202, 9.911% due 11/01/2028(b)                                 2,389
                        AAA      NR*         7,250       Series 353, 8.895% due 5/01/2011(f)                                  8,039
                        AAA      Aaa           900   Houston, Texas, Airport System, Revenue Refunding Bonds, Sub-Lien,         974
                                                     Series B, 5.50% due 7/01/2030(d)

MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

                        S&P      Moody's   Face
State                   Ratings  Ratings   Amount    Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Texas (concluded)       AAA      Aaa       $ 6,250   Texas State Turnpike Authority, Central Texas Turnpike System        $   6,747
                                                     Revenue Bonds, First Tier, Series A, 5.50% due 8/15/2039(a)
                        AAA      Aaa         5,200   Travis County, Texas, Health Facilities Development Corporation          6,788
                                                     Revenue Refunding Bonds, RITR, Series 4, 9.563%
                                                     due 11/15/2024(a)(h)
                        AAA      Aaa         1,000   University of Houston, Texas, University Revenue Bonds, 5.50%            1,086
                                                     due 2/15/2030(f)
------------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.0%         AAA      Aaa        10,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding      11,347
                                                     Bonds, AMT, Series A, 6.10% due 2/01/2010(a)
                        AAA      Aaa         2,300   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding         2,495
                                                     Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%
                                                     due 6/01/2028(a)
------------------------------------------------------------------------------------------------------------------------------------
Washington - 3.6%       AAA      Aaa         2,150   King County, Washington, Sewer Revenue Refunding Bonds, Series B,        2,329
                                                     5.50% due 1/01/2027(d)
                        AAA      Aaa         2,000   Snohomish County, Washington, Public Utility District Number 001,        2,174
                                                     Electric Revenue Refunding Bonds, 5.375% due 12/01/2024(d)
                        AAA      Aaa         7,000   Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011(f)          8,052
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.8%        AA-      Aa3         2,500   Madison, Wisconsin IDR (Madison Gas & Electric Co.), Refunding,          2,682
                                                     AMT, Series A, 5.875% due 10/01/2034
                        ------------------------------------------------------------------------------------------------------------
                                                     Total Municipal Bonds (Cost - $490,794) - 151.8%                       523,000
                        ============================================================================================================

                                           Shares
                                           Held      Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                             8,701   Merrill Lynch Institutional Tax-Exempt Fund(i)                           8,701
                        ------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities (Cost - $8,701) - 2.5%                       8,701
                        ============================================================================================================
                        Total Investments (Cost - $499,495++) - 154.3%                                                      531,701

                        Liabilities in Excess of Other Assets - 0.0%                                                           (167)

                        Preferred Stock, at Redemption Value - (54.3%)                                                     (187,024)
                                                                                                                          ----------
                        Net Assets Applicable to Common Stock - 100.0%                                                    $ 344,510
                                                                                                                          ==========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   XL Capital Insured.
(d)   FSA Insured.
(e)   GNMA Collateralized.
(f)   MBIA Insured.
(g)   Prerefunded.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004.
(i) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
           Tax-Exempt Fund                                1,800            $  47
      --------------------------------------------------------------------------

MuniEnhanced Fund, Inc.

(j)   Radian Insured.
(k)   CIFG Insured.
(l) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004.
*     Not Rated.
** Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
+     Highest short-term rating by Moody's Investors Services, Inc.
++ The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 499,495
                                                                      =========
      Gross unrealized appreciation                                   $  32,948
      Gross unrealized depreciation                                        (742)
                                                                      ---------
      Net unrealized appreciation                                     $  32,206
                                                                      =========

      Forward interest rate swaps outstanding as of October 31, 2004 were:

                                                                           (in Thousands)
      -----------------------------------------------------------------------------------
                                                                 Notional      Unrealized
                                                                   Amount    Depreciation
      -----------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
           Bond Market Association Municipal Swap
           Index Rate and pay a fixed rate
           of 4.156% interest

           Broker, J.P. Morgan Chase Bank
           Expires December, 2024                                $ 30,000        $   (642)

      Receive a variable rate equal to 7-Day
           Bond Market Association Municipal Swap
           Index Rate and pay a fixed rate
           of 3.599% interest

           Broker, J.P. Morgan Chase Bank
           Expires December, 2014                                $ 20,000            (254)

MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2004 (concluded)

      Forward interest rate swaps outstanding as of October 31, 2004 were (concluded):

                                                                           (in Thousands)
      -----------------------------------------------------------------------------------
                                                                 Notional      Unrealized
                                                                   Amount    Depreciation
      -----------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
           Bond Market Association Municipal Swap
           Index Rate and pay a fixed rate of 4.073% interest

           Broker, Morgan Stanley Capital Services, Inc.
           Expires March, 2025                                   $ 20,000        $    (35)

      Receive a variable rate equal to 7-Day
           Bond Market Association Municipal Swap
           Index Rate and pay a fixed rate of 3.523% interest

           Broker, J.P. Morgan Chase Bank
           Expires January, 2015                                 $ 15,000             (61)
      -----------------------------------------------------------------------------------
      Total                                                                      $   (992)
                                                                                 ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniEnhanced Fund, Inc.


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President
    MuniEnhanced Fund, Inc.

Date: December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn
    President
    MuniEnhanced Fund, Inc.

Date: December 20, 2004


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniEnhanced Fund, Inc.

Date: December 20, 2004